JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.1%
Aerospace & Defense — 1.5%
General Dynamics Corp.	282	37,325
United Technologies Corp.	938	88,440

		125,765

Airlines — 1.3%
Delta Air Lines, Inc.	2,649	75,578
Southwest Airlines Co.	1,026	36,550

		112,128

Banks — 13.1%
Bank of America Corp. (a)	13,791	292,789
Citigroup, Inc.	2,106	88,723
Citizens Financial Group, Inc.	3,443	64,767
Fifth Third Bancorp	2,164	32,134
First Republic Bank	572	47,045
M&T Bank Corp.	1,000	103,463
PNC Financial Services Group, Inc. (The)	1,656	158,539
Truist Financial Corp.	2,880	88,808
US Bancorp	2,286	78,766
Wells Fargo & Co.	4,731	135,778

		1,090,812

Beverages — 0.5%
Keurig Dr Pepper, Inc. (a)	1,611	39,098

Biotechnology — 1.0%
AbbVie, Inc. (a)	1,128	85,965

Capital Markets — 4.7%
Charles Schwab Corp. (The)	2,826	95,027
Invesco Ltd.	1,940	17,614
Morgan Stanley	3,391	115,292
Northern Trust Corp.	772	58,274
T. Rowe Price Group, Inc.	1,083	105,729

		391,936

Chemicals — 0.1%
AdvanSix, Inc. *	987	9,414

Communications Equipment — 1.5%
Cisco Systems, Inc.	2,018	79,320
CommScope Holding Co., Inc. *	5,093	46,393

		125,713

Construction Materials — 1.2%
Martin Marietta Materials, Inc.	523	99,039

Consumer Finance — 2.4%
American Express Co.	980	83,881
Capital One Financial Corp.	2,361	119,061

		202,942

Containers & Packaging — 3.3%
Ball Corp.	1,422	91,919
Graphic Packaging Holding Co.	4,746	57,904
Packaging Corp. of America	823	71,444
Westrock Co.	1,894	53,518

		274,785

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B *	889	162,536

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc. (a)	3,042	163,467

Electric Utilities — 6.8%
American Electric Power Co., Inc.	1,788	142,974
Duke Energy Corp.	729	58,984
Edison International	876	48,002
Entergy Corp.	507	47,605
NextEra Energy, Inc.	575	138,427
Xcel Energy, Inc.	2,080	125,427

		561,419

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc. *	796	41,263

Equity Real Estate Investment Trusts (REITs) — 6.0%
American Homes 4 Rent, Class A	2,219	51,478
Brixmor Property Group, Inc.	3,531	33,547
EastGroup Properties, Inc.	263	27,530
Federal Realty Investment Trust	543	40,543
Kimco Realty Corp.	2,845	27,512
Mid-America Apartment Communities, Inc.	694	71,508
Outfront Media, Inc.	2,911	39,241
Public Storage	581	115,412
Rayonier, Inc.	2,592	61,050
Weyerhaeuser Co.	1,738	29,462

		497,283

Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	1,967	89,981

Food Products — 0.9%
Post Holdings, Inc. * (a)	903	74,955

Health Care Equipment & Supplies — 0.9%
Medtronic plc	821	74,074

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	724	64,083
HCA Healthcare, Inc.	441	39,618
UnitedHealth Group, Inc. (a)	389	96,893

		200,594

Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc. (a)	1,340	16,098

Household Durables — 0.4%
Newell Brands, Inc.	2,550	33,868

Household Products — 2.3%
Energizer Holdings, Inc. (a)	1,777	53,750
Procter & Gamble Co. (The) (a)	1,247	137,174

		190,924

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	394	49,312
Honeywell International, Inc.	674	90,231

		139,543

Investments	Shares (000)	Value ($000)
Insurance — 7.4%
Alleghany Corp.	71	39,215
American International Group, Inc.	1,953	47,348
Chubb Ltd.	627	69,990
Fairfax Financial Holdings Ltd. (Canada)	137	42,081
Hartford Financial Services Group, Inc. (The)	1,636	57,638
Loews Corp.	4,510	157,066
Marsh & McLennan Cos., Inc.	630	54,473
Prudential Financial, Inc.	402	20,952
Travelers Cos., Inc. (The) (a)	1,306	129,768

		618,531

Internet & Direct Marketing Retail — 0.9%
Booking Holdings, Inc. *	58	77,894

Machinery — 2.3%
Dover Corp.	987	82,833
Illinois Tool Works, Inc.	487	69,280
ITT, Inc.	188	8,519
Middleby Corp. (The) *	595	33,849

		194,481

Media — 3.1%
Charter Communications, Inc., Class A *	201	87,693
Discovery, Inc., Class C *	1,920	33,673
DISH Network Corp., Class A *	2,285	45,670
Entercom Communications Corp., Class A (a)	8,332	14,248
Nexstar Media Group, Inc., Class A (a)	813	46,937
ViacomCBS, Inc.	2,134	29,894

		258,115

Multiline Retail — 0.7%
Kohl’s Corp.	1,823	26,597
Nordstrom, Inc. (a)	1,813	27,805

		54,402

Oil, Gas & Consumable Fuels — 7.4%
Cabot Oil & Gas Corp.	2,692	46,267
Chevron Corp.	1,790	129,732
ConocoPhillips	3,094	95,300
Diamondback Energy, Inc.	1,137	29,782
EQT Corp.	4,566	32,283
Equitrans Midstream Corp. (a)	4,880	24,546
Kinder Morgan, Inc.	4,956	68,990
Marathon Petroleum Corp. (a)	2,175	51,381
PBF Energy, Inc., Class A	1,937	13,712
Phillips 66	1,001	53,681
Williams Cos., Inc. (The)	4,873	68,953

		614,627

Personal Products — 0.3%
Coty, Inc., Class A	4,578	23,620

Pharmaceuticals — 8.4%
Allergan plc	504	89,314
Bristol-Myers Squibb Co.	2,819	157,153
Johnson & Johnson	1,288	168,872
Merck & Co., Inc.	1,599	123,061
Pfizer, Inc.	4,770	155,697

		694,097

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	1,926	72,629

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	844	75,656
QUALCOMM, Inc.	279	18,869
Texas Instruments, Inc.	900	89,944

		184,469

Software — 0.8%
Microsoft Corp.	428	67,440

Specialty Retail — 3.2%
AutoZone, Inc. *	114	96,828
Best Buy Co., Inc.	815	46,448
Gap, Inc. (The) (a)	2,544	17,913
Home Depot, Inc. (The)	299	55,811
Murphy USA, Inc. *	545	45,986

		262,986

Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co.	1,745	16,948

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co. (a)	634	44,230

TOTAL COMMON STOCKS (Cost $8,117,478)		7,988,071

	No. of Rights (000)
RIGHTS — 0.0% (b)
Media — 0.0% (b)
Media General, Inc., CVR * ‡ (Cost $ — )	2,982	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 9.0%
INVESTMENT COMPANIES — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (d) (e) (Cost $290,846)	290,932	290,961

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (d) (e)	385,080	385,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (d) (e)	73,972	73,972

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $458,947)		458,976

TOTAL SHORT-TERM INVESTMENTS (Cost $749,793)		749,937

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Value ($000)
Total Investments — 105.1% (Cost $8,867,271)	8,738,008
Liabilities in Excess of Other Assets — (5.1)%	(425,107)

Net Assets — 100.0%	8,312,901

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $439,168,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$8,738,008	$—	$—	(b)	$8,738,008

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$181,870	$2,312,666	$2,203,465	$(209)	$99	$290,961	290,932	$4,539	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	215,041	1,163,000	992,999	(50)	12	385,004	385,080	2,779	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	42,795	777,195	746,018	—	—	73,972	73,972	459	—

Total	$439,706	$4,252,861	$3,942,482	$(259)	$111	$749,937		$7,777	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.